Pension and Other Postretirement Employee Benefits (Opeb) Plans (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Net Benefit Costs

Pension and OPEB Costs

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Pension costs	$2	$4	$8	$7
OPEB costs	2	—	3	5

Total benefit costs recognized as expense	$4	$4	$11	$12

Schedule of Accumulated and Projected Benefit Obligations in Excess of the Fair Value of Plan Assets

The following table provides information regarding pension plans with projected benefit obligation (PBO) and accumulated benefit obligation (ABO) in excess of the fair value of plan assets.

Successor
December 31, 2016
Pension Plans with PBO and ABO in Excess Of Plan Assets:
Projected benefit obligations	$144
Accumulated benefit obligation	$136
Plan assets	$117

Target Asset Allocation Ranges of Pension Plan Investments By Asset Category

The target asset allocation ranges of pension plan investments by asset category are as follows:

Asset Category:	Target Allocation Ranges
Fixed income	74% - 86%
US equities	8% - 14%
International equities	6% - 12%

Expected Long-Term Rate of Return on Assets Assumption

Expected Long-Term Rate of Return on Assets Assumption

The Retirement Plan strategic asset allocation is determined in conjunction with the plan’s advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The study incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Retirement Plan
Asset Class:	Expected Long- Term Rate of Return
US equity securities	6.4%
International equity securities	7.0%
Fixed income securities	4.2%
Weighted average	4.9%

Schedule of Health Care Cost Trend Rates

The following tables provide information regarding the assumed health care cost trend rates.

Successor
December 31, 2016
Assumed Health Care Cost Trend Rates-Not Medicare Eligible:
Health care cost trend rate assumed for next year	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2024
Assumed Health Care Cost Trend Rates-Medicare Eligible:
Health care cost trend rate assumed for next year	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2024

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$(5)	$4
Effect on postretirement benefits cost	$—	$—

Schedule of Expected Benefit Payments	Estimated future benefit payments to beneficiaries are as follows:

	2017	2018	2019	2020	2021	2022-26
Pension benefits	$6	$6	$7	$8	$8	$53
OPEB	$5	$5	$5	$6	$6	$32

Pension Plan [Member]
Schedule of Defined Benefit Plans Disclosures

The following information is based on a December 31, 2016 measurement date:

Successor
Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Pension Cost:
Discount rate	3.79%
Expected return on plan assets	4.89%
Expected rate of compensation increase	3.50%
Components of Net Pension Cost:
Service cost	$2
Interest cost	1
Expected return on assets	(1)

Net periodic pension cost	$2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net gain	$(4)

Total recognized in net periodic benefit cost and other comprehensive income	$(2)

Assumptions Used to Determine Benefit Obligations:
Discount rate	4.31%
Expected rate of compensation increase	3.50%

Successor
Period from October 3, 2016 through December 31, 2016
Change in Pension Obligation:
Projected benefit obligation at beginning of period	$154
Service cost	2
Interest cost	1
Actuarial gain	(12)
Benefits paid	(1)

Projected benefit obligation at end of year	$144

Accumulated benefit obligation at end of year	$136

Change in Plan Assets:
Fair value of assets at beginning of period	$124
Actual loss on assets	(6)
Benefits paid	(1)

Fair value of assets at end of year	$117

Funded Status:
Projected pension benefit obligation	$(144)
Fair value of assets	117

Funded status at end of year	$(27)

Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain	$4

Pension Plan Assets Measured at Fair Value on a Recurring Basis

At December 31, 2016, pension plan assets measured at fair value on a recurring basis consisted of the following:

Successor
Asset Category:	December 31, 2016
Level 2 valuations (see Note 16):
Interest-bearing cash	$(4)
Fixed income securities:
Corporate bonds (a)	54
US Treasuries	30
Other (b)	6

Total assets categorized as Level 2	86
Assets measured at net asset value (c):
Interest-bearing cash	2
Equity securities:
US	14
International	9
Fixed income securities:
Corporate bonds (a)	6

Total assets measured at net asset value	31

Total assets	$117

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.
(b)	Other consists primarily of municipal bonds.
(c)	Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to total Vistra Retirement Plan assets.

OPEB [Member]
Schedule of Defined Benefit Plans Disclosures

The following OPEB information is based on a December 31, 2016 measurement date:

Successor
Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate (Vistra Energy Plan)	4.00%
Discount rate (Oncor Plan)	3.69%
Components of Net Postretirement Benefit Cost:
Service cost	$1
Interest cost	1
Plan amendments (a)	(4)

Net periodic OPEB cost	$(2)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net gain	$(5)

Total recognized in net periodic benefit cost and other comprehensive income	$(7)

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate (Vistra Energy Plan)	4.11%
Discount rate (Oncor Plan)	4.18%

(a)	Curtailment gain recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.

Successor
Period from October 3, 2016 through December 31, 2016
Change in Postretirement Benefit Obligation:
Benefit obligation at beginning of year	$97
Service cost	1
Interest cost	1
Participant contributions	1
Plan amendments (a)	(4)
Actuarial gain	(5)
Benefits paid	(3)

Benefit obligation at end of year	$88

Change in Plan Assets:
Fair value of assets at beginning of year	$—
Employer contributions	1
Participant contributions	1
Benefits paid	(2)

Fair value of assets at end of year	$—

Funded Status:
Benefit obligation	$88

Funded status at end of year	$88

Amounts Recognized on the Balance Sheet Consist of:
Other current liabilities	$5
Other noncurrent liabilities	83

Net liability recognized	$88

Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain	$5

Net amount recognized	$5

(a)	Curtailment gain recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.